Related Party Transactions - Schedule of Related-Party Balances (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Total loans to related parties, noncurrent
Total loans to related parties, noncurrent	$ 3,936,268	¥ 616,655,809
Related Party [Member]
Receivables from related parties
Total receivables from related parties	364,149	57,047,550
Payables to related parties
Total payables to related parties	1,036,570	162,389,093
Total loans to related parties, noncurrent
Total loans to related parties, noncurrent	$ 3,936,268	616,655,809
PM MTF Ltd. [Member]
Related Party Transaction [Line Items]
Nature of transaction	Receivables from related parties arising from licensing arrangements, royalties, and advances made on behalf of PM MTF Ltd for payroll and other operating expenses
Receivables from related parties
Total receivables from related parties	$ 364,149	57,047,550
Patrick Gruhn [Member]
Related Party Transaction [Line Items]
Nature of transaction	Amounts payable to a director for acquisition of Kephas Corporation
Payables to related parties
Total payables to related parties	$ 1,378,811	216,004,619
Total loans to related parties, noncurrent
Total loans to related parties, noncurrent	$ 1,036,277	162,343,156
Patrick Gruhn [Member] | Director [Member]
Related Party Transaction [Line Items]
Nature of transaction	Funding advances received from a director.
Panagiota Ziourti [Member]
Related Party Transaction [Line Items]
Nature of transaction	Amounts payable to a director for purchases of office supplies
Payables to related parties
Total payables to related parties	$ 293	45,937
Lorem Ipsum RM UG GmbH [Member]
Related Party Transaction [Line Items]
Nature of transaction	Loan principal and accrued interest under an unsecured, subordinated financing facility.
Total loans to related parties, noncurrent
Total loans to related parties, noncurrent	$ 2,557,457	¥ 400,651,190